Offerings - Offering: 1	Dec. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2030
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335.00
Rule 457(f)	true
Amount of Securities Received | shares	350,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 350,000,000.00
Fee Note MAOP	$ 350,000,000.00
Offering Note	(1) Represents the aggregate principal amount of STORE Capital LLC's 5.400% Senior Notes due 2030 to be offered in the exchange offer to which the registration statement relates. (2) Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended.